Accounting Policies\Basis of Presentation	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Accounting Policies\Basis of Presentation [Abstract]
Accounting Policies\Basis of Presentation
Note A — Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments of a normal recurring nature considered necessary for a fair presentation have been included. Certain prior year amounts have been reclassified to conform to current year classifications.
Operating results for the three-month period ended July 31, 2011, are not necessarily indicative of the results that may be expected for the year ending April 30, 2012. For further information, reference is made to the consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended April 30, 2011.

Note A: Accounting Policies
Principles of Consolidation: The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, and its majority-owned investments, if any. Intercompany transactions and accounts are eliminated in consolidation.
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates in these consolidated financial statements include: allowances for doubtful trade receivables, estimates of future cash flows associated with assets, asset impairments, useful lives for depreciation and amortization, loss contingencies, net realizable value of inventories, accruals for trade marketing and merchandising programs, income taxes, and the determination of discount and other rate assumptions for defined benefit pension and other postretirement benefit expenses. Actual results could differ from these estimates.
Revenue Recognition: The Company recognizes revenue, net of estimated returns and allowances, when all of the following criteria have been met: a valid customer order with a determinable price has been received; the product has been shipped and title has transferred to the customer; there is no further significant obligation to assist in the resale of the product; and collectibility is reasonably assured.
Major Customer: Sales to Wal-Mart Stores, Inc. and subsidiaries amounted to approximately 26 percent, 27 percent, and 24 percent of net sales in 2011, 2010, and 2009, respectively. These sales are primarily included in the two U.S. retail segments. No other customer exceeded 10 percent of net sales for any year. Trade receivables at April 30, 2011 and 2010, included amounts due from Wal-Mart Stores, Inc. and subsidiaries of $87,623 and $61,176, respectively.
Shipping and Handling Costs: Shipping and handling costs are included in cost of products sold.
Trade Marketing and Merchandising Programs: In order to support the Company’s products, various promotional activities are conducted through retail trade, distributors, or directly with consumers, including in-store display and product placement programs, feature price discounts, coupons, and other similar activities. The Company regularly reviews and revises, when it deems necessary, estimates of costs to the Company for these promotional programs based on estimates of what will be redeemed by retail trade, distributors, or consumers. These estimates are made using various techniques including historical data on performance of similar promotional programs. Differences between estimated expense and actual performance are recognized as a change in management’s estimate in a subsequent period. As the Company’s total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately 26 percent of net sales in 2011, a possibility exists of materially different reported results if factors such as the level and success of the promotional programs or other conditions differ from expectations.
Advertising Expense: Advertising costs are expensed as incurred. Advertising expense was $115,066, $130,583, and $77,363 in 2011, 2010, and 2009, respectively.
Research and Development Costs: Total research and development costs, including product formulation costs, were $20,981, $20,963, and $14,498 in 2011, 2010, and 2009, respectively.
Share-Based Payments: Share-based compensation expense is recognized over the requisite service period, which includes a one-year performance period plus the defined forfeiture period, which is typically four years of service or the attainment of a defined age and years of service.
The following table summarizes amounts related to share-based payments.

		April 30,
	2011	2010	2009

Share-based compensation expense included in selling, distribution, and administrative expenses	$19,896	$20,687	$14,043
Share-based compensation expense included in merger and integration costs	4,148	5,262	8,062
Share-based compensation expense included in other restructuring costs	290	0	0

Total share-based compensation expense	$24,334	$25,949	$22,105

Related income tax benefit	$8,064	$8,402	$7,261

As of April 30, 2011, total unrecognized share-based compensation cost related to nonvested share-based awards was approximately $33,703. The weighted-average period over which this amount is expected to be recognized is approximately three years.
Corporate income tax benefits realized upon exercise or vesting of an award in excess of that previously recognized in earnings, referred to as excess tax benefits, are presented in the Statements of Consolidated Cash Flows as a financing activity. Realized excess tax benefits are credited to additional capital in the Consolidated Balance Sheets. Realized shortfall tax benefits, amounts which are less than that previously recognized in earnings, are first offset against the cumulative balance of excess tax benefits, if any, and then charged directly to income tax expense. For 2011, 2010, and 2009, the actual tax deductible benefit realized from share-based compensation was $7,310, $3,005, and $2,353, including $6,990, $2,908, and $2,372, respectively, of excess tax benefits realized upon exercise or vesting of share-based compensation, and classified as other-net under financing activities in the Statements of Consolidated Cash Flows.
Income Taxes: The Company accounts for income taxes using the liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the applicable tax rate is recognized in income or expense in the period that the change is effective. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A tax benefit is recognized when it is more likely than not to be sustained.
Cash and Cash Equivalents: The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.
Trade Receivables: In the normal course of business, the Company extends credit to customers. Trade receivables, less allowance for doubtful accounts, reflect the net realizable value of receivables and approximate fair value. The Company evaluates its trade receivables and establishes an allowance for doubtful accounts based on a combination of factors. When aware that a specific customer has been impacted by circumstances such as bankruptcy filings or deterioration in the customer’s operating results or financial position, potentially making it unable to meet its financial obligations, the Company records a specific reserve for bad debt to reduce the related receivable to the amount the Company reasonably believes is collectible. The Company also records reserves for bad debt for all other customers based on a variety of factors, including the length of time the receivables are past due, historical collection experience, and an evaluation of current and projected economic conditions at the balance sheet date. Trade receivables are charged off against the allowance after management determines the potential for recovery is remote. At April 30, 2011 and 2010, the allowance for doubtful accounts was $1,882 and $1,521, respectively. The net provision for the allowance for doubtful accounts increased $361 and $1,091 in 2011 and 2009, respectively, and decreased $480 in 2010. The Company believes there is no concentration of risk with any single customer whose failure or nonperformance would materially affect the Company’s results other than as discussed in Major Customer.
Inventories: Inventories are stated at the lower of cost or market. Cost for all inventories is determined using the first-in, first-out method.
The cost of finished products and work-in-process inventory includes materials, direct labor, and overhead. Work-in-process is included in finished products in the Consolidated Balance Sheets and was $77,594 and $49,214 at April 30, 2011 and 2010, respectively.
Derivative Financial Instruments: The Company utilizes derivative instruments such as basis contracts, commodity futures and options contracts, foreign currency forwards and options, and an interest rate swap to manage exposures in commodity prices, foreign currency exchange rates, and interest rates. The Company accounts for these derivative instruments in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging. FASB ASC 815 requires that all derivative instruments be recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them. For derivatives designated as a cash flow hedge that are used to hedge an anticipated transaction, changes in fair value are deferred and recognized in shareholders’ equity as a component of accumulated other comprehensive income (loss) to the extent the hedge is effective and then recognized in the Statements of Consolidated Income in the period during which the hedged transaction affects earnings. Hedge effectiveness is measured at inception and on a monthly basis. Any ineffectiveness associated with the hedge or changes in fair value of derivatives that are nonqualifying are recognized immediately in the Statements of Consolidated Income. The Company’s interest rate swap is designated as a fair value hedge and is used to hedge against changes in the fair value of the underlying long-term debt. The interest rate swap is recognized at fair value on the Consolidated Balance Sheet at April 30, 2011, and changes in the fair value are recognized in the Statement of Consolidated Income for the year ended April 30, 2011. The change in the fair value of the interest rate swap is offset by the change in the fair value of the underlying long-term debt. By policy, the Company historically has not entered into derivative financial instruments for trading purposes or for speculation. For additional information, see Note M: Derivative Financial Instruments.
Property, Plant, and Equipment: Property, plant, and equipment is recognized at cost and is depreciated on a straight-line basis over the estimated useful life of the asset (3 to 20 years for machinery and equipment, 3 to 7 years for capitalized software costs, and 5 to 40 years for buildings, fixtures, and improvements).
The Company leases certain land, buildings, and equipment for varying periods of time, with renewal options. Rent expense in 2011, 2010, and 2009 totaled $57,572, $55,010, and $36,547, respectively. As of April 30, 2011, the Company’s minimum operating lease obligations are as follows: $26,110 in 2012, $21,887 in 2013, $18,956 in 2014, $14,121 in 2015, and $22,565 in 2016 and beyond.
Impairment of Long-Lived Assets: In accordance with FASB ASC 360, Property, Plant, and Equipment, long-lived assets, except goodwill and indefinite-lived intangible assets, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future net cash flows estimated by the Company to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of by sale are recognized as held for sale at the lower of carrying value or estimated net realizable value.
Goodwill and Other Intangible Assets: Goodwill is the excess of the purchase price paid over the fair value of the net assets of the business acquired. In accordance with FASB ASC 350, Intangibles — Goodwill and Other, goodwill and other indefinite-lived intangible assets are not amortized but are reviewed at least annually for impairment. The Company conducts its annual test for impairment of goodwill and other indefinite-lived intangible assets as of February 1 of each year. A discounted cash flow valuation technique and a market-based approach are utilized to estimate the fair value of the Company’s reporting units. For annual impairment testing purposes, the Company’s reporting units are its operating segments. The discount rates utilized in the analysis are developed using a weighted-average cost of capital methodology. In addition to the annual test, the Company will test for impairment if events or circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. For additional information, see Note G: Goodwill and Other Intangible Assets.
Marketable Securities and Other Investments: Under the Company’s investment policy, it may invest in debt securities deemed to be investment grade at the time of purchase for general corporate purposes. The Company determines the appropriate categorization of debt securities at the time of purchase and reevaluates such designation at each balance sheet date. The Company has categorized all debt securities as available for sale because it currently has the intent to convert these investments into cash if and when needed. Classification of these available-for-sale marketable securities as current or noncurrent is based on whether the conversion to cash is expected to be necessary for operations in the upcoming year, which is currently consistent with the security’s maturity date.
Securities categorized as available for sale are stated at fair value, with unrealized gains and losses reported as a component of accumulated other comprehensive income (loss). The fair value of available-for-sale marketable securities was $18,600 and was included in other current assets at April 30, 2011. Approximately $57,100, $13,519, and $3,013 of proceeds have been realized upon maturity or sale of available-for-sale marketable securities in 2011, 2010, and 2009, respectively. The Company uses specific identification to determine the basis on which securities are sold.
The Company also maintains funds for the payment of benefits associated with nonqualified retirement plans. These funds include investments considered to be available-for-sale marketable securities. At April 30, 2011 and 2010, the fair value of these investments was $41,560 and $34,895, respectively, and was included in other noncurrent assets. Included in accumulated other comprehensive income (loss) at April 30, 2011 and 2010, were unrealized gains of $2,817 and $693, respectively.
Foreign Currency Translation: Assets and liabilities of the Company’s foreign subsidiaries are translated using the exchange rates in effect at the balance sheet date, while income and expenses are translated using average rates. Translation adjustments are reported as a component of shareholders’ equity in accumulated other comprehensive income (loss).
Recently Issued Accounting Standards: In January 2010, the FASB issued Accounting Standards Update (“ASU”) 2010-06, Improving Disclosures about Fair Value Measurements, which requires additional disclosures about fair value measurements including transfers in and out of different levels of the fair value hierarchy and a higher level of disaggregation for different types of financial instruments. These disclosure requirements were effective in the current fiscal year for the Company. In addition to these disclosure requirements, ASU 2010-06 requires information about purchases, sales, issuances, and settlements of Level 3 assets to be presented separately. These additional disclosure requirements will be effective May 1, 2011, for the Company.
In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 provides clarification about the application of existing fair value measurement and disclosure requirements and expands certain other disclosure requirements. This ASU will be effective February 1, 2012, for the Company.
Risks and Uncertainties: The raw materials used by the Company in each of its segments are primarily commodities and agricultural-based products. Glass, plastic, steel cans, caps, carton board, and corrugate are the principle packaging materials used by the Company. The fruit and vegetable raw materials used by the Company in the production of its food products are purchased from independent growers and suppliers. Green coffee, peanuts, edible oils, sweeteners, milk, flour, corn, and other ingredients are obtained from various suppliers. The availability, quality, and cost of many of these commodities have fluctuated, and may continue to fluctuate, over time. Green coffee is sourced solely from foreign countries and its supply and price are subject to high volatility due to factors such as weather, global supply and demand, pest damage, and political and economic conditions in the source countries. Raw materials are generally available from numerous sources although the Company has elected to source certain plastic packaging materials from single sources of supply pursuant to long-term contracts. While availability may vary year to year, the Company believes that it will continue to be able to obtain adequate supplies and that alternatives to single-sourced materials are available. The Company has not historically encountered significant shortages of key raw materials. The Company considers its relationships with key material suppliers to be good.
Approximately 32 percent of the Company’s employees, located at 10 facilities, are covered by union contracts. The contracts vary in term depending on the location with three contracts expiring in 2012.
The Company insures its business and assets in each country against insurable risks, to the extent that it deems appropriate, based upon an analysis of the relative risks and costs.
Reclassifications: Certain prior year amounts have been reclassified to conform to current year classifications.